Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial results, net
Interest income	$ 40,363	$ 56,368	$ 52,680
Foreign exchange results	15,898	2,531	39,772
Other financial income	12,083	12,531	9,146
Financial income	68,344	71,430	101,598
Interest expense	(90,827)	(107,464)	(95,185)
Foreign exchange results	(60,458)	314,505	(203,798)
Changes in liability for concessions	(81,743)	(87,556)	(98,480)
Other financial loss	(10,927)	(9,180)	(9,107)
Financial loss	(243,955)	110,305	(406,570)
Inflation adjustment	(11,074)	(21,260)	(40,547)
Financial results, net	186,685	(160,475)	345,519
Gains from other financial assets	$ 10,762	$ 9,464	$ 5,021